Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 49,627	$ 31,886	$ 29,448
Increases:
For current year’s tax positions	630	2,438
For prior years’ tax position	20,581	0
Decreases:
For reductions of prior year’s tax positions	(3,470)	0
Gross balance at the end of the year	$ 49,627	$ 31,886